Segment Information - Schedule of Total Assets by Geographic Area (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Assets	$ 369,780	$ 299,219
PRC
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Assets	272,852	289,560
Hong Kong
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Assets	$ 96,928	$ 9,659